Document and Entity Information	6 Months Ended
Jun. 30, 2014
Entity [Abstract]
Entity Registrant Name	Sabine Pass Liquefaction, LLC
Entity Central Index Key	0001499200
Entity Filer Category	Non-accelerated Filer
Document Type	S-4
Document Period End Date	Jun. 30, 2014
Amendment Flag	false